Schedule III Supplementary Insurance Information Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Insurance Information
Deferred Policy Acquisition Costs and Present Value of Future Profits	$ 5,725		$ 6,556
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	40,992		41,016
Unearned Premiums	5,145		5,222
Other Policyholder Funds and Benefits Payable	70,901		76,073
Earned Premiums, Fee Income and Other	18,275		19,041		19,019
Net Investment Income (Loss)	8,591		2,918		3,342
Benefits, Losses and Loss Adjustment Expenses	17,611		13,282		12,006
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	1,988		2,444		1,692
Insurance Operating Costs and Other Expenses	7,104	[1]	5,807	[1]	5,800	[1]
Net Written Premiums	9,847	[2]	9,852	[2]	9,685	[2]
Property & Casualty Commercial [Member]
Supplementary Insurance Information
Deferred Policy Acquisition Costs and Present Value of Future Profits	407		417
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	16,020		15,438
Unearned Premiums	3,170		3,235
Earned Premiums, Fee Income and Other	6,361		6,224		5,840
Net Investment Income (Loss)	924		910		935
Benefits, Losses and Loss Adjustment Expenses	4,575		4,584		3,370
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	927		917		905
Insurance Operating Costs and Other Expenses	1,139	[1]	1,170	[1]	1,094	[1]
Net Written Premiums	6,209	[2]	6,176	[2]	5,796	[2]
Consumer Markets [Member]
Supplementary Insurance Information
Deferred Policy Acquisition Costs and Present Value of Future Profits	141		139
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	1,926		2,060
Unearned Premiums	1,799		1,803
Earned Premiums, Fee Income and Other	3,791		3,903		4,119
Net Investment Income (Loss)	159		187		187
Benefits, Losses and Loss Adjustment Expenses	2,630		2,886		2,951
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	332		337		371
Insurance Operating Costs and Other Expenses	769	[1]	871	[1]	816	[1]
Net Written Premiums	3,630	[2]	3,675	[2]	3,886	[2]
Property & Casualty Other Operations [Member]
Supplementary Insurance Information
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	3,771		4,053
Unearned Premiums	1		1
Earned Premiums, Fee Income and Other	(2)		0		1
Net Investment Income (Loss)	149		151		163
Benefits, Losses and Loss Adjustment Expenses	65		317		251
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	0		0		0
Insurance Operating Costs and Other Expenses	28	[1]	24	[1]	30	[1]
Net Written Premiums	8	[2]	1	[2]	2	[2]
Group Benefits [Member]
Supplementary Insurance Information
Deferred Policy Acquisition Costs and Present Value of Future Profits	43		42
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	6,791		6,796
Unearned Premiums	68		76
Other Policyholder Funds and Benefits Payable	228		266
Earned Premiums, Fee Income and Other	3,810		4,147		4,278
Net Investment Income (Loss)	405		411		429
Benefits, Losses and Loss Adjustment Expenses	3,029		3,306		3,331
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	33		35		40
Insurance Operating Costs and Other Expenses	1,033	[1]	1,121	[1]	1,128	[1]
Net Written Premiums	0	[2]	0	[2]	0	[2]
Mutual Funds [Member]
Supplementary Insurance Information
Deferred Policy Acquisition Costs and Present Value of Future Profits	22		27
Other Policyholder Funds and Benefits Payable	0		4
Earned Premiums, Fee Income and Other	599		649		664
Net Investment Income (Loss)	(3)		(3)		(8)
Benefits, Losses and Loss Adjustment Expenses	0		0		0
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	35		47		51
Insurance Operating Costs and Other Expenses	452	[1]	448	[1]	458	[1]
Net Written Premiums	0	[2]	0	[2]	0	[2]
Talcott Resolution [Member]
Supplementary Insurance Information
Deferred Policy Acquisition Costs and Present Value of Future Profits	5,112		5,931
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	12,485		12,670
Unearned Premiums	106		106
Other Policyholder Funds and Benefits Payable	70,669		75,803
Earned Premiums, Fee Income and Other	3,548		3,909		3,929
Net Investment Income (Loss)	6,926		1,239		1,555
Benefits, Losses and Loss Adjustment Expenses	7,312		2,192		2,105
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	661		1,108		325
Insurance Operating Costs and Other Expenses	1,833	[1]	1,463	[1]	1,441	[1]
Net Written Premiums	0	[2]	0	[2]	0	[2]
Corporate [Member]
Supplementary Insurance Information
Future Policy Benefits, Unpaid Losses and Loss Adjustment Expenses	(1)		(1)
Unearned Premiums	1		1
Other Policyholder Funds and Benefits Payable	4
Earned Premiums, Fee Income and Other	168		209		188
Net Investment Income (Loss)	31		23		81
Benefits, Losses and Loss Adjustment Expenses	0		(3)		(2)
Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits	0		0		0
Insurance Operating Costs and Other Expenses	1,850	[1]	710	[1]	833	[1]
Net Written Premiums	$ 0	[2]	$ 0	[2]	$ 1	[2]

[1]	Includes interest expense, goodwill impairment, loss on extinguishment of debt, and reinsurance loss on disposition.
[2]	Excludes life insurance pursuant to Regulation S-X.